Investments in Joint Ventures (Details) - Schedule of results of operations of the joint ventures (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Revenue and Expenses
Revenues	$ 562.5	$ 478.9	$ 457.7
Expenses	309.6	273.5	279.4
Excess of revenues over expenses	$ 252.9	$ 205.4	$ 178.3